Acquisitions and Related Transactions Acquisitions (2013 Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended								9 Months Ended		12 Months Ended	1 Months Ended
	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013 SUGS Contribution [Member]	Apr. 30, 2013 Holdco Transaction [Member]	Dec. 31, 2013 Regency [Member]	Dec. 31, 2013 Regency [Member] PVR Acquisition [Member]	Dec. 31, 2013 Regency [Member] Eagle Rock Midstream Acquisition [Member]	Feb. 28, 2014 Regency [Member] Hoover Midstream Acquisition [Member]	Apr. 30, 2013 Regency [Member] Common Units [Member] SUGS Contribution [Member]	Feb. 28, 2014 Regency [Member] Common Units [Member] Hoover Midstream Acquisition [Member]	Apr. 30, 2013 Regency [Member] Class F Units [Member] SUGS Contribution [Member]	Dec. 31, 2013 ETP [Member]	Dec. 31, 2013 Panhandle [Member] Regency [Member]	Dec. 31, 2013 Panhandle [Member] Regency [Member] Class F Units [Member]	Dec. 31, 2013 Panhandle [Member] ETP [Member]	Sep. 30, 2013 ETE [Member] Holdco [Member]	Sep. 30, 2013 ETP [Member] Holdco [Member]	Dec. 31, 2013 ETP [Member] Holdco [Member]	Feb. 28, 2014 Trunkline LNG Transaction [Member]	Dec. 31, 2013 New England Gas Company [Member]	Sep. 30, 2013 Missouri Gas Energy [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		4.50%
Guarantor Obligations, Current Carrying Value		$ 600
Partners' Capital Account, Units, Redeemed																					18,700,000
General administrative expenses reimbursed																					75
Proceeds from the sale of other assets		89	251	33																		40	975
Proceeds from divestiture of business		0	1,123	0				1,800														20
Number of Regency Common Units to be Issued in Acquisition Per Share		1.02
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,200,000					49,500,000					31,400,000	4,000,000	6,300,000
Business Combination, Consideration Transferred					463			5,600	1,300	282
Number of Shares Agreed to Purchase							16,500,000
Amount of Shares Agreed to Purchase							400
Cash Acquired from Acquisition					30
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest																		60.00%	40.00%	100.00%
Payments to Acquire Businesses, Gross						1,400		37		184
Estimated Closing Adjustments						$ 68
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent.							31,400,000								31,400,000	6,300,000
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.							26,300,000							49,600,000			2,200,000